Related Party Transactions - Schedule of Amount Due From Related Party (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Total amounts due from related parties			¥ 521
Shenzhen Weixunyitong Information Technology Co Ltd
Related Party Transaction [Line Items]
Total amounts due from related parties			¥ 521